Dividends - Total coupons on capital securities classified as equity (commentary) (Details)			12 Months Ended
	Jan. 06, 2020 USD ($)	Jan. 06, 2020 EUR (€)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 EUR (€)
Disclosure of classes of share capital [line items]
Dividends declared before financial statements authorised for issue, per share (in dollars per share) | $ / shares			$ 0.21
Dividends declared before financial statements authorized for issue			$ 4,266,000,000
EUR 1,250m Subordinated Capital Securities
Disclosure of classes of share capital [line items]
Notional amount | €				€ 1,250,000,000
Dividend payables			$ 0
Ordinary shares
Disclosure of classes of share capital [line items]
Dividends declared before financial statements authorised for issue, per share (in dollars per share) | $ / shares			$ 0.21
Dividends declared before financial statements authorized for issue			$ 4,266,000,000
Subsequent Event | EUR 1,250m Subordinated Capital Securities | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Dividends declared before financial statements authorized for issue	$ 33,000,000	€ 30,000,000